ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of accounts receivables

The Group’s accounts receivable as of December 31, 2022 and 2023 are as follows:

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2022	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	9,176	—	9,176
Total	9,176	—	9,176

		Allowance for
	Accounts	uncollectible	Accounts
As of December 31, 2023	receivable	Accounts receivable	receivable, net
Accounts receivable from referral services	10,754	—	10,754
Total	10,754	—	10,754

Schedule of movement of allowance for uncollectible accounts receivables

The movement of allowance for uncollectible accounts receivables for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Opening	Current		Ending
	balance as of	year net	Write off in	balance as of
	January 1,	(reverse)	the current	December 31,
	2021	provision	year	2021
Accounts receivable from loan facilitation service	17,462	(11,309)	(5,778)	375
Accounts receivable from post facilitation service	3,958	1,732	(4,007)	1,683
Accounts receivable from referral services	1,836	—	(1,836)	—
Total	23,256	(9,577)	(11,621)	2,058

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2022	provision	year	2022
Accounts receivable from loan facilitation service	375	—	(375)	—
Accounts receivable from post facilitation service	1,683	—	(1,683)	—
Total	2,058	—	(2,058)	—

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2023	provision	year	2023
Accounts receivable from loan facilitation service	—	—	—	—
Accounts receivable from post facilitation service	—	—	—	—
Total	—	—	—	—

Schedule of contract assets

The Group’s contract assets as of December 31, 2022 and 2023 are as follows:

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2022	Contract assets	Contract assets	net
Contract assets from loan facilitation service	2,951,326	(288,365)	2,662,961
Contract assets from post facilitation service	321,477	(26,601)	294,876
Contract assets from referral services	162,931	—	162,931
Total	3,435,734	(314,966)	3,120,768

		Allowance for
		Uncollectible	Contract assets,
As of December 31, 2023	Contract assets	Contract assets	net
Contract assets from loan facilitation service	2,561,082	(276,307)	2,284,775
Contract assets from post facilitation service	312,438	(44,369)	268,069
Contract assets from referral services	492,642	—	492,642
Total	3,366,162	(320,676)	3,045,486

Schedule of movement of allowance uncollectible contract assets

The movement of allowance for uncollectible contract assets for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2021	provision	year	2021
Contract assets from loan facilitation service	222,526	157,708	(92,837)	287,397
Contract assets from post facilitation service	10,045	52,379	(35,967)	26,457
Total	232,571	210,087	(128,804)	313,854

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2022	provision	year	2022
Contract assets from loan facilitation service	287,397	158,696	(157,728)	288,365
Contract assets from post facilitation service	26,457	65,247	(65,103)	26,601
Total	313,854	223,943	(222,831)	314,966

	Opening				Ending
	balance as of		Current	Write off in	balance as of
	January 1,		year net	the current	December 31,
	2023	Reclassification(1)	provision	year	2023
Contract assets from loan facilitation service	288,365	19,619	123,001	(154,678)	276,307
Contract assets from post facilitation service	26,601	3,123	74,155	(59,510)	44,369
Total	314,966	22,742	197,156	(214,188)	320,676

Summary of movement of allowance for uncollectible accounts receivables and contract assets

The movement of allowance for uncollectible accounts receivables and contract assets generated from related parties and recorded in amounts due from related parties for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Opening			Ending
	balance as of	Current	Write off in	balance as of
	January 1,	year net	the current	December 31,
	2021	provision	year	2021

Contract assets from loan facilitation service	8,072	117,613	(5,477)	120,208
Contract assets from post facilitation service	227	6,482	(4,900)	1,809
Total	8,299	124,095	(10,377)	122,017

	Opening	Current		Ending
	balance as of	year net	Write off in	balance as of
	January 1,	(reverse)	the current	December 31,
	2022	provision	year	2022

Contract assets from loan facilitation service	120,208	(4,334)	(27,526)	88,348
Contract assets from post facilitation service	1,809	18,457	(13,007)	7,259
Total	122,017	14,123	(40,533)	95,607

	Opening		Current		Ending
	balance as of		year net	Write off in	balance as of
	January 1,		(reverse)	the current	December 31,
	2023	Reclassification(1)	provision	year	2023
Contract assets from loan facilitation service	88,348	(19,619)	(22,554)	(27,633)	18,542
Contract assets from post facilitation service	7,259	(3,123)	11,745	(11,555)	4,326
Total	95,607	(22,742)	(10,809)	(39,188)	22,868

Schedule of contract assets by year of origination

	2022	2021	2020	Total
As of December 31, 2022
Loan facilitation service	2,723,311	223,233	4,781	2,951,325
Post facilitation service	299,197	18,170	4,110	321,477
Referral Service	172,108	—	—	172,108
Total	3,194,616	241,403	8,891	3,444,910

	2023	2022	2021	Total
As of December 31, 2023
Loan facilitation service	2,260,534	300,405	143	2,561,082
Post facilitation service	273,753	38,684	1	312,438
Referral Service	502,516	880	—	503,396
Total	3,036,803	339,969	144	3,376,916

Due From Related Parties
Summary of accounts receivable and contract assets

The Group’s contract assets generated from related parties and recorded in amounts due from related parties as of December 31, 2022 and 2023 are as follows:

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2022	assets	and contract assets	Assets, net

Contract assets from loan facilitation service	331,457	(88,348)	243,109
Contract assets from post facilitation service	20,907	(7,259)	13,648
Contract assets from referral services	(8,555)	—	(8,555)
Total	343,809	(95,607)	248,202

	Accounts	Allowance for	Accounts
	receivable	uncollectible	receivable
	and contract	accounts receivable	and contract
As of December 31, 2023	assets	and contract assets	Assets, net

Contract assets from loan facilitation service	41,809	(18,542)	23,267
Contract assets from post facilitation service	6,428	(4,326)	2,102
Contract assets from referral services	(1,360)	—	(1,360)
Total	46,877	(22,868)	24,009